united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

(Address of principal executive offices) (Zip code)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER BALANCED FUND

ARCHX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$64	1.20%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$59,797,356	92	4.81%	$135,228

INVESTMENT TYPE WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the investment type. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	5.12%
2.	Alphabet, Inc. Class A	4.49%
3.	Quanta Services, Inc.	4.24%
4.	Broadcom, Inc.	4.17%
5.	Meta Platforms, Inc. Class A	4.09%
6.	Huntington Ingalls Industries, Inc.	3.87%
7.	Microsoft Corp.	3.31%
8.	JPMorgan Chase & Co.	2.86%
9.	NextEra Energy, Inc.	2.81%
10.	Lockheed Martin Corp.	2.81%
	Total % of Net Assets	37.77%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Balanced Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER INCOME FUND

ARINX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$49	0.96%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$34,944,950	135	15.09%	$13,364

INVESTMENT TYPE WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	12.40%
2.	U.S. Government Treasury Note/Bond, 3.625%, due 9/30/30	2.88%
3.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	2.16%
4.	Anheuser-Busch Cos., LLC, 6.800%, due 8/20/32	1.62%
5.	iShares 10+ Year Investment Grade Corporate Bond ETF	1.47%
6.	U.S. Government Treasury Note/Bond, 3.875%, due 9/30/32	1.44%
7.	State Street Corp., 7.350%, due 6/15/26	1.44%
8.	Federal Home Loan Bank, 4.000%, due 9/12/30	1.43%
9.	GE Capital Funding, LLC, 4.050%, due 5/15/27	1.42%
10.	Southwest Airlines Co., 3.450%, due 11/16/27	1.42%
	Total % of Net Assets	27.68%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Income Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER STOCK FUND

ARSKX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$59	1.15%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,916,047	44	5.72%	$32,704

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Alphabet, Inc. Class A	5.25%
2.	NVIDIA Corp.	3.91%
3.	MKS, Inc.	3.90%
4.	Apple, Inc.	3.72%
5.	Meta Platforms, Inc. Class A	3.40%
6.	Johnson & Johnson	3.39%
7.	Boeing Co.	3.32%
8.	RTX Corp.	3.25%
9.	Amazon.com, Inc.	3.20%
10.	Microsoft Corp.	3.10%
	Total % of Net Assets	36.44%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Stock Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER DIVIDEND GROWTH FUND

ARDGX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$53	0.98%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,843,002	47	8.12%	$13,906

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	4.26%
2.	Gilead Sciences, Inc.	3.41%
3.	JPMorgan Chase & Co.	3.07%
4.	Kinder Morgan, Inc.	3.06%
5.	Manulife Financial Corp. (Canada)	2.96%
6.	Regions Financial Corp.	2.85%
7.	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	2.83%
8.	American Electric Power Co., Inc.	2.82%
9.	Johnson & Johnson	2.81%
10.	Ford Motor Co.	2.74%
	Total % of Net Assets	30.81%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Dividend Growth Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER FOCUS FUND

AFOCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$50	0.98%

*Annualized

Fund statistics

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$3,889,610	32	82.80%	$(11,049)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Lockheed Martin Corp.	4.57%
2.	Lam Research Corp.	4.27%
3.	KLA Corp.	3.92%
4.	Costco Wholesale Corp.	3.90%
5.	Caterpillar, Inc.	3.82%
6.	Illinois Tool Works, Inc.	3.73%
7.	Meta Platforms, Inc. Class A	3.67%
8.	Atmos Energy Corp.	3.52%
9.	Procter & Gamble Co.	3.48%
10.	Arista Networks, Inc.	3.43%
	Total % of Net Assets	38.31%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Focus Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

ARCHER MULTI CAP FUND

ALSMX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$51	0.95%

*Annualized

Fund statistics

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$14,991,766	74	48.80%	$(5,866)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	3.98%
2.	Lumentum Holdings, Inc.	2.18%
3.	Solstice Advanced Materials, Inc.	1.94%
4.	MOOG, Inc. Class A	1.82%
5.	TTM Technologies, Inc.	1.81%
6.	XPO, Inc.	1.81%
7.	Interdigital, Inc.	1.71%
8.	Ciena Corp.	1.70%
9.	TechnipFMC PLC. (United Kingdom)	1.68%
10.	Coherent Corp.	1.66%
	Total % of Net Assets	20.29%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Multi Cap Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTI CAP FUND (ALSMX)

SEMI-ANNUAL FINANCIAL STATEMENTS

FEBRUARY 28, 2026

(UNAUDITED)

	ARCHER BALANCED FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 70.92%

Air Courier Services - 2.10%
3,250	FedEx Corp.	$ 1,257,750

Aircraft Engines & Engine Parts - 2.04%
5,000	Honeywell International, Inc.	1,217,950

Beverages - 1.14%
4,000	PepsiCo, Inc.	678,960

Chemicals & Allied Products - 0.16%
1,250	Solstice Advanced Materials, Inc.	98,137

Electric Services - 3.57%
3,400	American Electric Power Company, Inc.	454,988
17,900	NextEra Energy, Inc.	1,678,483
		2,133,471
Electrical Work - 4.24%
4,500	Quanta Services, Inc.	2,533,860

Electronic Computers - 2.74%
6,200	Apple, Inc.	1,637,916

Food & Kindred Products - 0.89%
4,900	Nestle S.A. ADR *	534,296

Guided Missiles & Space Vehicles & Parts - 2.81%
2,550	Lockheed Martin Corp.	1,678,104

Hospital & Medical Service Plans - 0.98%
2,000	UnitedHealth Group, Inc.	586,540

Laboratory Analytical Instruments - 0.28%
530	Waters Corp. *	169,272

National Commercial Banks - 3.60%
4,000	Citigroup, Inc.	440,760
5,700	JPMorgan Chase & Co.	1,711,710
		2,152,470
Petroleum Refining - 3.24%
6,300	Chevron Corp.	1,176,588
5,000	Exxon Mobil Corp.	762,500
		1,939,088
Pharmaceutical Preparations - 8.67%
8,550	Bristol Myers Squibb Co.	533,263
1,450	Eli Lilly & Co.	1,525,385
5,000	Johnson & Johnson	1,242,150
9,080	Merck & Co., Inc.	1,124,286
27,500	Pfizer, Inc.	760,375
		5,185,459
Railroads, Line-Haul Operating - 2.04%
4,600	Union Pacific Corp. Class B	1,218,908

Retail - Drug Stores and Proprietary Stores - 1.43%
10,694	CVS Health Corp.	854,451

Retail - Lumber & Other Building Material Dealers - 1.40%
2,200	Home Depot, Inc.	837,584

Retail - Variety Stores - 2.52%
11,800	WalMart, Inc.	1,509,810

Semiconductors & Related Devices - 4.17%
7,800	Broadcom, Inc.	$ 2,492,490

Services - Business Services - 2.72%
3,150	MasterCard, Inc. Class A	1,629,211

Services - Computer Programming, Data Processing, Etc. - 8.58%
8,600	Alphabet, Inc. Class A	2,681,136
3,775	Meta Platforms, Inc. Class A	2,446,879
		5,128,015
Services - Medical Laboratories - 1.04%
2,150	Laboratory Corp. of America Holdings	621,608

Services - Miscellaneous Amusement & Recreation - 1.24%
7,000	Walt Disney Co.	742,280

Services - Prepackaged Software - 4.29%
2,250	Adobe, Inc. *	590,423
5,035	Microsoft Corp.	1,977,446
		2,567,869
Ship & Boat Building & Repairing - 3.87%
5,200	Huntington Ingalls Industries, Inc.	2,311,504

Surgical & Medical Instruments & Apparatus - 1.16%
3,920	Becton Dickinson & Co.	691,802

TOTAL FOR COMMON STOCKS (Cost $15,860,455) - 70.92%		42,408,805

CORPORATE BONDS - 13.12% (c)

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 0.43%
250,000	Johnson Controls International PLC., 4.900%, due 12/01/32 (Ireland)	257,215

Commercial Banks - 1.09%
250,000	Bank of Montreal Series MTN, 5.100%, due 10/18/34 (Canada)	249,854
100,000	Royal Bank of Canada, 1.200%, due 4/27/26 (Canada)	99,582
300,000	Royal Bank of Canada Series GMTN, 5.000%, due 7/21/32 (Canada)	300,569
		650,005
Consumer Cyclical Services - 0.69%
400,000	Prime Healthcare Foundation Series B, 7.000%, due 12/01/27	413,745

Consumer Products - 0.09%
60,000	YMCA of Greater New York Series 2020, 3.160%, due 8/01/31	54,643

Electric Services - 0.91%
500,000	Empire District Electric Co., 6.700%, due 11/15/33	542,853

Financial Services - 0.23%
150,000	General Motors Financial Co., Inc., 3.100%, due 1/12/32	138,777

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 0.93%
500,000	Masco Corp., 7.750%, due 8/01/29	553,227

Medical Services - 0.37%
250,000	American Medical College Series 2020, 3.017%, due 10/01/35	219,214

Miscellaneous Business Credit Institution - 1.17%
350,000	Ford Motor Credit Co., LLC Series MTN, 5.450%, due 2/20/28	351,159
350,000	Ford Motor Credit Co., LLC Series NOTZ, 5.700%, due 9/20/34	346,914
		698,073
National Commercial Banks - 1.66%
250,000	Bank of America Corp. Series MTN, 5.200%, due 12/05/31	250,805
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	149,001
150,000	JPMorgan Chase & Co. Series B, 4.425250%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	148,914
150,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	149,639
300,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	297,231
		995,590
Natural Gas Transmission - 0.44%
250,000	Northern Illinois Gas Co., 5.900%, due 12/01/32	$ 261,201

Operative Builders - 0.25%
150,000	Lennar Corp., 4.750%, due 11/29/27	151,349

Paper Mills - 0.72%
400,000	Georgia-Pacific, LLC, 7.250%, due 6/01/28	428,633

Pharmaceutical Preparations - 0.17%
100,000	AbbVie, Inc., 3.200%, due 5/14/26	99,865

Security Brokers, Dealers & Flotation Companies - 1.17%
400,000	Goldman Sachs Group, Inc. Series MTN, 4.800%, due 2/11/33	397,769
300,000	Jefferies Financial Group, Inc. Series MTN, 6.500%, due 4/30/35	305,547
		703,316
Services - Advertising Agencies - 0.33%
200,000	Omnicom Group, Inc., 3.600%, due 4/15/26	199,966

Services - Computer Programming, Data Processing, Etc. - 0.38%
250,000	Factset Research Systems, Inc., 3.450%, due 3/01/32	229,126

Services - Equipment Rental & Leasing - 0.75%
200,000	Air Lease Corp., 3.625%, due 12/01/27	198,686
250,000	United Rentals, Inc., 3.875%, due 11/15/27	248,540
		447,226
Services - Prepackaged Software - 0.17%
100,000	Oracle Corp., 1.650%, due 3/25/26	99,825

State Commercial Banks - 0.42%
250,000	Deutsche Bank AG Series GMTN, 5.150%, due 9/15/34 (Germany)	251,193

Telephone Communications (No Radiotelephone) - 0.75%
400,000	AT&T, Inc., 7.125%, due 12/15/31	450,268

TOTAL FOR CORPORATE BONDS (Cost $7,797,434) - 13.12%		7,845,310

MUNICIPAL BONDS - 3.12% (c)

California - 0.03%
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,050

Georgia - 0.17%
99,000	Georgia State Local Govt. Cops Grantor Trust Series A, 4.750%, due 6/01/28	102,099

Illinois - 0.62%
35,000	Illinois Build America Bonds, 7.350%, due 7/01/35	38,431
75,000	Saint Clair County IL Community School District #187 Series C, 5.169%, due 01/01/31	78,305
90,000	Village of Rosemont Series B, 6.600%, due 12/01/30	92,700
150,000	Village of Rosemont Series C, 6.750%, due 12/01/35	161,686
		371,122
Indiana - 0.54%
135,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150% due 7/15/27	135,265
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project Series C, 2.650%, due 8/01/28	185,539
		320,804
Michigan - 0.42%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	25,283
227,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	226,364
		251,647
Ohio - 0.43%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	$ 255,523

Pennsylvania - 0.73%
250,000	East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	239,535
200,000	Pennsylvania ST Txble-Ref-First-Refunding Series, 1.200%, due 8/01/26	197,912
		437,447
Wisconsin - 0.18%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,084

TOTAL FOR MUNICIPAL BONDS (Cost $1,866,613) - 3.12%		1,868,776

REAL ESTATE INVESTMENT TRUSTS - 3.54%
5,100	Extra Space Storage, Inc.	770,253
9,452	Prologis, Inc.	1,347,572
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $893,026) - 3.54%		2,117,825

PREFERRED SECURITIES - 0.91%

Asset Management - 0.16%
4,000	BRC Group Holdings, Inc., 6.50%, due 9/30/26	92,800

Motor Vehicles & Passenger Car Bodies - 0.21%
6,000	Ford Motor Co., 6.000%, due 12/01/59	126,000

National Commercial Banks - 0.44%
150,000	BAC Capital Trust XIII Series F, 4.38481%, to 10/17/25 (3-Month SOFR + 0.66161%) (b) ***	116,491
150,000	PNC Capital Trust C, 4.62395%, due 6/01/28 (3-Month SOFR + 0.83161%) ***	147,769
		264,260
Telephone Communications (No Radio Telephone) - 0.10%
3,000	QWest Corp., 6.500%, due 9/01/56	58,110

TOTAL FOR PREFERRED SECURITIES (Cost $613,303) - 0.91%		541,170

STRUCTURED NOTES - 1.41% (c)

National Commercial Banks - 0.54%
400,000	Citigroup, Inc. Series MTN, 1.46384%, due 3/12/34, Capped at 10.5% (a)	319,280

Security Brokers, Dealers & Flotation Companies - 0.87%
125,000	Goldman Sachs Group, Inc., 2.747795%, due 11/13/28, Capped at 10% ***	113,125
95,000	Morgan Stanley, Series MTN, 3.2255%, due 8/30/28, Capped at 12% ***	85,293
375,000	Morgan Stanley, Series MTN, 7.4112%, due 5/29/30, Capped at 10% ***	322,500
		520,918

TOTAL FOR STRUCTURED NOTES (Cost $842,500) - 1.41%		840,198

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 1.26%(c)
750,000	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	755,625
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $715,878) -1.26%		755,625

MONEY MARKET FUND - 5.12%
3,063,675	Federated Treasury Obligation Fund - Institutional Shares 3.55% ** (Cost $3,063,675) - 5.12%	3,063,675

TOTAL INVESTMENTS (Cost $31,652,884) - 99.40%		59,441,384

OTHER ASSETS LESS LIABILITIES, NET - 0.60%		355,972

NET ASSETS - 100.00%		$ 59,797,356

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.
* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
*** Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026.
For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
ADR - American Depository Receipt
SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.
The accompanying notes are an integral part of these financial statements.

	ARCHER INCOME FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 58.71% (c)

Accident & Health Insurance - 0.91%
300,000	Unum Group, 6.750%, due 12/15/28	$ 318,286

Aerospace & Defense - 1.42%
500,000	GE Capital Funding, LLC, 4.050%, due 5/15/27	495,985

Air Transportation, Scheduled - 1.42%
500,000	Southwest Airlines Co., 3.450%, due 11/16/27	494,487

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 0.74%
250,000	Johnson Controls International PLC., 4.900%, due 12/01/32 (Ireland)	257,216

Asset Management - 0.73%
250,000	Ares Capital Corp., 5.875%, due 3/01/29	254,689

Canned, Frozen & Preservd Fruit, Veg & Food Specialties - 0.75%
250,000	Kraft Heinz Foods Co., 6.375%, due 7/15/28	261,779

Commercial Banks - 3.02%
250,000	Bank of Montreal Series MTN, 2.000%, due 1/28/27 (Canada)	245,321
250,000	Bank of Montreal Series MTN, 5.100%, due 10/18/34 (Canada)	249,854
250,000	National Bank of Canada, 5.600%, due 12/18/28 (Canada)	261,186
300,000	Royal Bank of Canada Series GMTN, 5.000%, due 7/21/32 (Canada)	300,569
		1,056,930
Construction Machinery & Equipment - 0.11%
40,000	Caterpillar, Inc. Series NOTZ, 3.050%, due 5/15/2027	39,261

Consumer Cyclical Services - 1.19%
55,000	Conservation Fund Series 2019, 3.4740%, due 12/15/29	53,216
350,000	Prime Healthcare Foundation Series B, 7.000%, due 12/01/27	362,026
		415,242
Consumer Products - 0.16%
60,000	YMCA of Greater NY Series 2020, 3.160%, due 8/01/31	54,643

Crude Petroleum & Natural Gas - 0.90%
300,000	EOG Resources, Inc., 6.650%, due 4/01/28	315,548

Cutlery, Handtools & General Hardware - 1.06%
400,000	Stanley Black & Decker, Inc., 2.300%, due 3/15/30	371,046

Dental Equipment & Supplies - 0.40%
150,000	Dentsply Sirona, Inc. 3.250%, to 06/01/30	140,742

Electric & Other Services - 1.19%
400,000	Kentucky Power Co. Series D, 5.625%, due 12/01/32	414,321

Electric Services - 1.01%
325,000	Empire District Electric Co., 6.700%, due 11/15/33	352,855

Federal & Federally-Sponsored Credit Agencies - 1.43%
500,000	Federal Home Loan Bank, 4.000%, due 9/12/30	499,103

Financial Services - 2.00%
200,000	Ford Motor Credit Co. LLC. Series MTN, 5.450%, due 2/20/28	$ 200,662
350,000	Ford Motor Credit Co. LLC. Series NOTZ, 5.700%, due 9/20/34	346,914
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	150,812
		698,388
General Building Contractors - Residential Buildings - 0.29%
100,000	Lennar Corp., 4.750%, due 11/29/27	100,899

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.27%
400,000	Masco Corp., 7.750%, due 8/01/29	442,582

Hospital & Medical Service Plans - 0.67%
250,000	Centene Corp., 2.450%, due 7/15/28	235,632

Malt Beverages - 1.62%
500,000	Anheuser-Busch Cos., LLC, 6.800%, due 8/20/32	565,917

Medical Services - 0.63%
250,000	American Medical College Series 2020, 3.017%, due 10/01/35	219,214

Midstream - 0.97%
300,000	Southern Natural Gas, 7.350%, due 2/15/31	338,338

National Commercial Banks - 11.01%
250,000	Bank of America Corp. Series MTN, 4.050%, due 2/23/29	249,603
250,000	Bank of America Corp. Series MTN, 5.100%, due 9/16/36	251,125
250,000	Bank of America Corp. Series MTN, 5.200%, due 12/05/31	250,805
250,000	Citigroup, Inc. Series MTN, 4.600%, due 9/30/32	249,116
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	149,002
150,000	JPMorgan & Chase Co. Series B, 4.42525%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	148,914
150,000	JPMorgan & Chase Co. Series CC, 6.50525%, to 2/01/26 (3-Month SOFR + 2.84161%) (b) ***	151,536
200,000	Keycorp Series MTN, 2.250%, due 4/06/27	196,363
350,000	Simmons First National Corp., 6.250%, to 10/01/35 (a)	355,416
100,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	99,760
75,000	Truist Financial Corp. Series Q, 5.100%, to 3/01/30 (a) (b)	75,845
150,000	TTCU Federal Credit Union Series CD, 5.000%, due 7/26/27	152,525
200,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	198,154
400,000	Wachovia Corp., 7.500%, due 4/15/35	473,199
400,000	Wells Fargo & Co. Series MTN, 4.050%, due 10/02/29	396,816
350,000	Wells Fargo & Co. Series MTN, 5.200%, due 8/16/34	350,522
100,000	Wells Fargo & Co. Series MTN, 5.250%, due 4/28/30	100,185
		3,848,886
Natural Gas Transmission - 1.48%
250,000	Northerm Illinois Gas Co., 5.900%, due 12/01/32	261,201
250,000	Targa Resources Corp., 5.500%, due 3/01/30	254,529
		515,730
Paper Mills - 1.40%
300,000	Georgia-Pacific, LLC, 7.250%, due 6/01/28	321,475
150,000	Georgia-Pacific, LLC, 7.750%, due 11/15/29	169,411
		490,886
Personal Credit Institutions - 0.42%
150,000	OneMain Finance Corp., 3.500%, due 1/15/27	148,242

Real Estate Investment Trust - 1.08%
250,000	Boston Properties LP, 4.500%, due 12/01/28	$ 252,156
6,000	Ready Capital Corp., 9.000%, due 12/15/29	125,700
		377,856
Retail - Department Stores - 0.10%
35,000	Dillards, Inc., 7.750%, due 7/15/26	35,284

Retail-Drug Stores and Proprietary Stores - 0.89%
300,000	CVS Health Corp., 5.300%, due 6/01/33	311,079

Retail-Family Clothing Stores - 0.87%
300,000	Ross Stores, Inc., 4.800%, due 4/15/30	304,266

Security Brokers, Dealers & Flotation Companies - 2.96%
500,000	Goldman Sachs Group, Inc., 1.500%, due 9/15/27	482,050
300,000	Goldman Sachs Group, Inc. Series MTN, 4.800%, due 2/11/33	298,327
250,000	Jefferies Financial Group, Inc. Series MTN, 6.500%, due 4/30/35	254,622
		1,034,999
Services - Computer Programming, Data Processing, Etc. - 1.05%
400,000	Factset Research Systems, Inc., 3.450%, due 3/01/32	366,601

Services - Equipment Rental & Leasing - 0.71%
100,000	Air Lease Corp., 3.625%, due 12/01/27	99,343
150,000	United Rentals, Inc., 3.875%, due 11/15/27	149,124
		248,467
Services-Miscellaneous Amusement & Recreation - 0.98%
100,000	Walt Disney Co., 6.750%, due 1/09/38	117,480
210,000	Walt Disney Co., 7.125%, due 4/08/28	223,241
		340,721
Services - General Medical & Surgical Hospitals - 0.75%
250,000	HCA Healthcare, Inc., 7.050%, due 12/01/27	261,772

State Commercial Banks - 6.18%
150,000	Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	149,595
250,000	Citizens Financial Group, Inc., 2.638%, due 9/30/32	219,907
250,000	Deutsche Bank AG Series GMTN, 5.150%, due 9/15/34	251,193
350,000	First Citizens Bank, 6.125%, due 3/09/28	362,345
250,000	M&T Bank Corp., 7.413%, to 10/30/29 (3-month SOFR + 2.800%) (a) ***	271,244
400,000	Renasant Corp., 5.500%, to 9/01/26 (a)	402,195
500,000	State Street Corp., 7.350%, due 6/15/26	504,447
		2,160,926
Telephone Communications (No Radio Telephone) - 3.34%
400,000	AT&T, Inc., 7.125%, due 12/15/31	450,268
50,000	Indiana Bell Telephone Co., Inc., 7.300%, due 8/15/26	50,677
400,000	Pacific Bell Telephone Co., 7.125%, due 3/15/26	400,347
250,000	Verizon Wireless Communications, Inc., 6.800%, due 5/01/29	267,498
		1,168,790
Trucking & Courier Services (No Air) - 1.14%
350,000	United Parcel Service, Inc., 7.620%, due 4/01/30	398,453

Wholesale - Groceries & Related Products - 0.46%
152,000	Sysco Corp., 6.500%, due 8/01/28	161,209

TOTAL FOR CORPORATE BONDS (Cost $20,295,767) - 58.71%		20,517,270

EXCHANGE TRADED FUNDS - 2.34%
5,000	iShares 5-10 Year Investment Grade Corporate Bond ETF	$ 272,550
10,000	iShares 10+ Year Investment Grade Corporate Bond ETF	513,900
1,000	iShares US Preferred Stock ETF	31,410
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $809,693) - 2.34%		817,860

MUNICIPAL BONDS - 13.20% (c)

Alabama - 0.47%
150,000	Jacksonville Public Educational Building Authority Taxable, 6.100%, due 8/10/30	164,468

Connecticut - 0.34%
120,000	Town of Hamden, 4.930%, due 8/15/35	120,032

Florida - 0.62%
70,000	Hillsborough County FL Aviation Auth Customer Fac Charge Revenue Series B, 5.170%, due 10/01/35	70,033
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	147,337
		217,370
Georgia - 0.15%
50,000	Georgia State Local Government Cops Grantor Trust Series A, 4.750%, due 6/01/28	51,565

Illinois - 2.11%
125,000	Illinois Build America Bond, 6.900%, due 3/01/35	141,175
34,959	Illinois State Taxable Pension AGM CR, 5.100%, due 6/01/33	36,352
70,000	Saint Clair County IL Community School District #187 Series C, 5.169%, due 1/01/31	73,085
50,000	State of Illinois Build America Bonds-Taxable Series 3, 6.725%, due 4/01/35	53,433
180,000	State of Illinois Revert-M-Acorns Series 9, 5.100%, due 6/01/33	185,275
85,000	Village of Rosemont Series B, 6.600%, due 12/01/30	87,550
150,000	Village of Rosemont Series C, 6.750%, due 12/01/35	161,686
		738,556
Indiana - 4.32%
25,000	City of South Bend, IN Educational Center Project, 2.500%, due 8/01/35	20,775
45,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	45,054
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,196
50,000	Gary Community School Bldg. Corp., 3.200%, due 7/15/29	49,571
25,000	Gary Community School Bldg. Corp., 3.500%, due 1/15/33	24,419
250,000	Indiana State Financial Authority University Housing Revenue, 5.388%, due 7/01/35	256,136
140,000	Indiana State Housing & Community Development Authority Series A-2, 4.984%, due 7/01/30	146,242
300,000	Plainfield Redevelopment Commission Series B, 2.000%, due 2/01/29	283,606
150,000	Schererville Income Econ Dev Revenue, 2.579%, due 1/15/30	143,820
350,000	Sppedway IN Redev Auth Lease Rental Revenue Taxable-A-Build America Bonds, 6.512%, due 2/01/35	387,813
50,000	Town of Speedway, IN Revenue Bond, 5.000%, due 8/01/34	50,143
		1,507,775
Maryland - 0.70%
250,000	Maryland State Health & Higher Education Facilities Series C, 2.269%, due 1/01/27	245,368

Michigan - 0.51%
177,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	176,613

Nebraska - 0.83%
300,000	Grand Island NE Combined Utils Revenue, 1.920%, due 8/15/28	288,254

New York - 0.26%
90,334	New York St Dorm Auth Revenues, 5.289%, due 3/15/33	92,410

Ohio - 0.35%
125,000	Jobs Ohio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	$ 122,039

Oregon - 0.44%
150,000	Philomath, Oregon Sch District Series A, 5.472%, due 6/15/27	152,691

Pennsylvania - 0.88%
200,000	East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	191,628
80,000	Philadelphia PA School District Qualified School Construction Bond Series A, 5.995%, due 9/01/30	86,020
25,000	Susquehanna Area Regional Airport Authority Sys Revenue Series B, 9.875%, due 1/01/34	30,769
		308,417
South Carolina - 0.16%
60,000	South Carolina State Jobs-Econ Dev Authority Hospital Revenue, 2.729%, due 7/01/30	56,549

Texas - 0.34%
30,000	North Texas Tollway Authority Series B-1, 8.410%, due 2/01/30	32,614
85,000	Somerset Hills Road District #4 Texas, 5.125%, due 8/15/34	86,317
		118,931
Wisconsin - 0.72%
250,000	City of Milwaukee, WI, 3.950%, due 12/01/28	252,130

TOTAL FOR MUNICIPAL BONDS (Cost $4,498,735) - 13.20%		4,613,168

PREFERRED SECURITIES - 1.90%

Asset Management - 0.20%
3,000	BRC Group Holdings, Inc., 6.50%, due 09/30/26	69,600

National Commercial Banks - 1.41%
100,000	BAC Capital Trust XIII Series F, 4.38481%, to 10/17/25 (3-month SOFR + 0.66161%) (b) ***	77,661
100,000	Key Corp. Capital I, 4.66239%, due 7/01/28 (3-month SOFR + 1.00161%) ***	98,224
200,000	Mellon Capital IV Series 1, 4.52119%, to 11/01/25 (3-Month SOFR + 0.82661%) (b) ***	169,778
150,000	PNC Capital Trust C, 4.62395%, due 6/01/28 (3-Month SOFR + 0.83161) ***	147,769
		493,432
State Commercial Banks - 0.29%
4,000	Merchants Bancorp, Inc., 8.250%, to 10/01/27 (a) (b)	101,800
6,000	SVB Financial Group Series C, 0.000%, due 11/07/29	1
		101,801

TOTAL FOR PREFERRED SECURITIES (Cost $865,766) - 1.90%		664,833

STRUCTURED NOTES - 3.59% (c)

National Commercial Banks - 0.84%
300,000	JPMorgan & Chase Co., 2.500%, due 8/15/27	292,140

Security Brokers, Dealers & Flotation Companies - 2.75%
394,000	Citigroup, Inc, Series MTN, 1.6426%, due 3/12/34, Capped at 10.5% (a)	$ 314,491
100,000	Goldman Sachs Group, Inc. Series MTN, 2.965398%, due 12/13/28, Capped at 10% ***	87,589
120,000	Goldman Sachs Group, Inc., 2.747795%, due 11/13/28, Capped at 10% ***	108,600
114,000	Morgan Stanley, Series MTN, 3.0852%, due 8/19/28, Capped at 10% ***	100,807
25,000	Morgan Stanley, Series MTN, 3.2255%, due 8/30/28, Capped at 12% ***	22,445
379,000	Morgan Stanley, Series MTN, 7.4112%, due 5/29/30, Capped at 10% ***	325,940
		959,872

TOTAL FOR STRUCTURED NOTES (Cost $1,274,905) - 3.59%		1,252,012

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 6.48% (c)
1,000,000	U.S. Government Treasury Note/Bond, 3.625%, due 9/30/30	1,005,312
500,000	U.S. Government Treasury Note/Bond, 3.875%, due 9/30/32	505,430
750,000	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	755,625
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $2,209,133) - 6.48%		2,266,367

MONEY MARKET FUND - 12.40%
4,332,061	Federated Treasury Obligation Fund - Institutional Shares 3.55% ** (Cost $4,332,061) - 12.40%	4,332,061

TOTAL INVESTMENTS (Cost $34,286,060) - 98.62%		34,463,571

OTHER ASSETS LESS LIABILITIES, NET - 1.38%		481,379

NET ASSETS - 100.00%		$ 34,944,950

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are
categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
*** Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026.
For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.
The accompanying notes are an integral part of these financial statements.

	ARCHER STOCK FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 97.55%

Aircraft - 3.32%
3,640	Boeing Co. *	$ 828,209

Aircraft Engines & Engine Parts - 3.25%
4,000	RTX Corp.	810,480

Beverages - 2.29%
7,000	The Coca-Cola Company	570,920

Computer Peripheral Equipment - 0.84%
1,400	Palo Alto Networks, Inc. *	208,488

Electric Services - 3.61%
2,000	American Electric Power Company, Inc.	267,640
6,750	NextEra Energy, Inc.	632,947
		900,587
Electromedical & Electrotherapeutic Apparatus - 1.77%
4,525	Medtronic PLC. (Ireland)	441,911

Electronic Computers - 3.72%
3,504	Apple, Inc.	925,687

Fire, Marine & Casualty Insurance - 3.66%
1,100	Berkshire Hathaway, Inc. Class B *	555,445
1,670	Progressive Corp.	356,812
		912,257
Hospital & Medical Service Plans - 0.92%
785	UnitedHealth Group, Inc.	230,217

Industrial Inorganic Chemicals - 2.45%
1,200	Linde PLC. (United Kingdom)	609,696

Industrial Instruments for Measurement, Display & Control - 3.90%
3,970	MKS, Inc.	970,506

Measuring & Controlling Devices - 1.87%
895	Thermo Fisher Scientific, Inc.	466,393

Motor Vehicles & Passenger Car Bodies - 2.21%
39,000	Ford Motor Co.	549,510

National Commercial Banks - 5.17%
12,000	Bank of America Corp.	597,960
2,300	JPMorgan Chase & Co.	690,690
		1,288,650
Petroleum Refining - 2.90%
4,735	Exxon Mobil Corp.	722,087

Pharmaceutical Preparations - 8.92%
635	Eli Lilly & Co.	$ 668,014
3,400	Johnson & Johnson	844,662
5,730	Merck & Co., Inc.	709,489
		2,222,165
Retail - Catalog & Mail-Order Houses - 3.20%
3,800	Amazon.com, Inc. *	798,000

Retail - Lumber & Other Building Materials Dealers - 2.25%
1,470	Home Depot, Inc.	559,658

Retail - Variety Stores - 3.09%
4,935	Dollar General Corp.	771,044

Semiconductors & Related Devices - 8.19%
2,300	Broadcom, Inc.	734,965
800	Micron Technology, Inc.	329,896
5,500	NVIDIA Corp.	974,545
		2,039,406
Services - Business Services - 1.99%
1,550	Visa, Inc. Class A	496,217

Services - Computer Programming Services - 0.87%
8,850	Doximity, Inc. Class A *	217,091

Services - Computer Programming, Data Processing, Etc. - 8.65%
4,200	Alphabet, Inc. Class A	1,309,392
1,305	Meta Platforms, Inc. Class A	845,875
		2,155,267
Services - Equipment Rental & Leasing - 2.36%
700	United Rentals, Inc.	588,000

Services - Medical Laboratories - 2.27%
1,960	Labcorp Holdings, Inc.	566,675

Services - Miscellaneous Amusement & Recreation - 1.95%
4,590	Walt Disney Co.	486,724

Services - Prepackaged Software - 7.41%
2,900	Cloudflare, Inc. Class A *	499,351
4,105	Dynatrace, Inc. *	147,452
1,967	Microsoft Corp.	772,520
1,022	Palantir Technologies, Inc. Class A *	140,208
1,355	ServiceNow, Inc. *	146,354
830	Snowflake, Inc. Class A *	139,780
		1,845,665
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.06%
3,068	Procter & Gamble Co.	512,970

Surgical & Medical Instruments & Apparatus - 2.46%
1,580	Stryker Corp.	612,187

TOTAL FOR COMMON STOCKS (Cost $11,816,574) - 97.55%		24,306,667

REAL ESTATE INVESTMENT TRUST - 1.42%
1,840	American Tower Corp.	$ 353,023
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 1.42%		353,023

MONEY MARKET FUND - 0.92%
229,125	Federated Treasury Obligation Fund - Institutional Shares 3.55% ** (Cost $229,125) - 0.92%	229,125

TOTAL INVESTMENTS (Cost $12,346,222) - 99.89%		24,888,815

OTHER ASSETS LESS LIABILITIES, NET - 0.11%		27,232

NET ASSETS - 100.00%		$ 24,916,047

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
The accompanying notes are an integral part of these financial statements.

	ARCHER DIVIDEND GROWTH FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 85.07%

Beverages - 1.87%
3,400	PepsiCo, Inc.	$ 577,116

Biological Products, (No Diagnostic Substances) - 3.41%
7,065	Gilead Sciences, Inc.	1,052,332

Bottled & Canned Soft Drinks & Carbonated Waters - 2.83%
7,850	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	872,527

Canned, Frozen & Preservd Fruit, Vegetable & Food Specialties - 1.76%
22,000	Kraft Heinz Co.	541,420

Crude Petroleum & Natural Gas - 0.81%
2,000	EOG Resources, Inc.	248,160

Electric & Other Services Combined - 8.23%
5,405	Consolidated Edison, Inc.	608,171
5,082	Duke Energy Corp.	664,980
14,100	Exelon Corp.	697,527
12,000	Nisource, Inc.	567,600
		2,538,278
Electric Services - 4.98%
6,500	American Electric Power Co., Inc.	869,830
6,850	Southern Co.	667,053
		1,536,883
Electronic Computers - 1.30%
2,700	Dell Technologies, Inc. Class C	399,816

Guided Missiles & Space Vehicles & Parts - 2.72%
1,275	Lockheed Martin Corp.	839,052

Hospital & Medical Service Plans - 0.95%
1,000	UnitedHealth Group, Inc.	293,270

Life Insurance - 2.96%
25,700	Manulife Financial Corp. (Canada)	913,378

Motor Vehicles & Passenger Car Bodies - 2.74%
60,000	Ford Motor Co.	845,400

National Commercial Banks - 10.65%
12,500	Bank of America Corp.	622,875
3,150	JPMorgan Chase & Co.	945,945
5,000	Peoples Financial Services Corp.	268,000
31,600	Regions Financial Corp.	879,428
11,525	Truist Financial Corp.	568,298
		3,284,546
Natural Gas Transmission - 3.06%
28,400	Kinder Morgan, Inc.	$ 944,868

Natural Gas Transmisison & Distribution - 1.83%
6,800	ONEOK, Inc.	562,836

Petroleum Refining - 5.07%
15,065	BP PLC. ADR	585,426
3,270	Chevron Corp.	610,705
1,800	Valero Energy Corp.	368,352
		1,564,483
Pharmaceutical Preparations - 11.83%
2,295	AbbVie, Inc.	532,624
9,970	Bristol Myers Squibb Co.	621,829
3,485	Johnson & Johnson	865,778
6,415	Merck & Co., Inc.	794,305
30,200	Pfizer, Inc.	835,030
		3,649,566
Retail - Drug Stores and Proprietary Stores - 1.66%
6,400	CVS Health Corp.	511,360

Retail - Variety Stores - 2.14%
5,800	Target Corp.	659,982

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.55%
1,500	CME Group, Inc. Class A	479,250

Semiconductors & Related Devices - 2.69%
2,600	Broadcom, Inc.	830,830

Specialty Cleaning, Polishing and Sanitation Preparations - 1.47%
3,575	Clorox Co.	454,597

State Commercial Banks - 2.64%
13,500	Citizens Financial Group, Inc.	812,565

Telephone Communications (No Radio Telephone) - 2.26%
13,900	Verizon Communications, Inc.	696,946

Trucking & Courier Services - 1.88%
5,000	United Parcel Service, Inc. Class B	579,800

Wholesale-Motor Vehicle Supplies & New Parts - 1.78%
4,600	Genuine Parts Co.	548,596

TOTAL FOR COMMON STOCKS (Cost $17,296,691) - 85.07%		26,237,857

REAL ESTATE INVESTMENT TRUSTS - 9.71%
3,600	Crown Castle International Corp.	$ 322,344
1,800	Extra Space Storage, Inc.	271,854
24,500	Healthpeak Properties, Inc.	433,160
7,800	Iron Mountain, Inc.	844,974
17,500	VICI Properties, Inc.	528,675
7,935	W.P. Carey, Inc.	592,348
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,339,112) - 9.71%		2,993,355

MONEY MARKET FUND - 4.26%
1,315,245	Federated Treasury Obligation Fund - Institutional Shares 3.55% ** (Cost $1,315,245) - 4.26%	1,315,245

TOTAL INVESTMENTS (Cost $20,951,048) - 99.04%		30,546,457

OTHER ASSETS LESS LIABILITIES, NET - 0.96%		296,545

NET ASSETS - 100.00%		$ 30,843,002

** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	ARCHER FOCUS FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 97.07%

Computer Communications Equipment - 3.43%
1,000	Arista Networks, Inc. *	$ 133,500

Construction Machinery & Equip - 3.82%
200	Caterpillar, Inc.	148,566

Electronic Computers - 2.78%
410	Apple, Inc.	108,314

General Industrial Machinery & Equipment - 3.73%
500	Illinois Tool Works, Inc.	145,315

Guided Missiles & Space Vehicles & Parts - 4.57%
270	Lockheed Martin Corp.	177,682

Hospital & Medical Service Plans - 2.49%
330	UnitedHealth Group, Inc.	96,779

Industrial Inorganic Chemicals - 2.61%
200	Linde PLC. (Ireland)	101,616

Natural Gas Distribution - 3.52%
733	Atmos Energy Corp.	136,917

Oil & Gas Field Services - 3.43%
2,600	SLB Ltd. N.V.	133,484

Optical Instruments & Lenses - 3.92%
100	KLA Corp.	152,455

Pharmaceutical Preparations - 8.31%
400	Johnson & Johnson	99,372
95	Eli Lilly & Co.	99,939
1,000	Merck & Co., Inc.	123,820
		323,131
Radio & Tv Broadcasting & Communications Equipment - 2.78%
760	Qualcomm, Inc.	108,194

Retail-Eating Places - 2.87%
3,000	Chipotle Mexican Grill, Inc. *	111,660

Retail-Family Clothing Stores - 2.91%
700	TJX Cos., Inc.	113,162

Retail-Variety Stores - 3.90%
150	Costco Wholesale Corp.	151,618

Rubber & Plastics Footwear - 2.80%
1,750	Nike, Inc. Class B	$ 108,815

Semiconductors & Related Devices - 6.11%
305	Applied Materials, Inc.	113,551
700	NVIDIA Corp.	124,033
		237,584
Services-Business Services - 8.23%
400	Accenture PLC. Class A (Ireland)	83,488
250	Mastercard, Inc. Class A	129,302
335	Visa, Inc. Class A	107,247
		320,037
Services-Computer Processing & Data Preparation - 2.48%
450	Automatic Data Processing, Inc.	96,462

Services - Computer Programming, Data Processing, Etc. - 6.35%
335	Alphabet, Inc. Class A	104,440
220	Meta Platforms, Inc. Class A	142,600
		247,040
Services-Prepackaged Software - 4.99%
365	Adobe, Inc. *	95,780
250	Microsoft Corp.	98,185
		193,965
Services-Video Tape Rental - 3.29%
1,330	Netflix, Inc. *	127,999

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics - 3.48%
810	Procter & Gamble Co.	135,432

Special Industry Machinery - 4.27%
710	Lam Research Corp.	166,062

TOTAL FOR COMMON STOCKS (Cost $3,296,841) - 97.07%		3,775,789

MONEY MARKET FUND - 2.74%
106,411	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.54% ** (Cost $106,411) - 2.74%	106,411

TOTAL INVESTMENTS (Cost $3,403,252) - 99.81%		3,882,200

OTHER ASSETS LESS LIABILITIES, NET - 0.19%		7,410

NET ASSETS - 100.00%		$ 3,889,610

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
The accompanying notes are an integral part of these financial statements.

	ARCHER MULTI CAP FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2026 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 93.48%

Biological Products, (No Diagnostic Substances) - 1.34%
730	Krystal Biotech, Inc. *	$ 201,217

Chemicals & Allied Products - 1.02% - 1.94%
3,705	Solstice Advanced Materials, Inc. *	290,880

Communications Equipment - 2.18%
466	Lumentum Holdings, Inc. *	326,624

Computer Storage Devices - 1.11%
2,600	Pure Storage, Inc. Class A *	166,972

Electric Services - 1.11%
450	Talen Energy Corp. *	166,936

Electrical Industrial Apparatus - 1.49%
579	Woodward, Inc.	223,934

Electronic Computers - 1.23%
700	Apple, Inc.	184,926

Engines & Turbines - 1.24%
900	BWX Technologies, Inc.	185,382

Fire, Marine & Casualty Insurance - 1.13%
336	Berkshire Hathaway, Inc. Class B *	169,663

General Industrial Machinery & Equipment - 1.22%
3,590	Zurn Elkay Water Solutions Corp.	183,018

Household Furniture - 1.21%
2,028	Somnigroup International, Inc.	181,526

Laboratory Analytical Instruments - 0.96%
1,073	Illumina, Inc. *	144,276

Life Insurance - 0.92%
4,042	Lincoln National Corp.	138,641

Mineral Royalty Traders - 1.63%
814	Royal Gold, Inc.	244,029

Misc. Industrial & Commercial Machinery & Equipment - 3.34%
325	Curtiss Wright Corp.	227,607
808	MOOG, Inc. Class A	272,643
		500,250
Motor Vehicles & Passenger Car Bodies - 2.10%
1,317	Federal Signal Corp.	153,338
400	Tesla, Inc. *	161,004
		314,342
National Commercial Banks - 2.31%
3,623	Bank of America Corp.	180,534
551	JPMorgan Chase & Co.	165,465
		345,999
Oil & Gas Field Machinery & Equipment - 1.68%
3,805	TechnipFMC PLC. (United Kingdom)	252,310

Optical Instruments & Lenses - 1.66%
959	Coherent Corp. *	$ 248,314

Patent Owners & Lessors - 1.71%
700	Interdigital, Inc.	256,571

Petroleum Refining - 1.64%
1,616	Exxon Mobil Corp.	246,440

Pharmaceutical Preparations - 5.96%
1,013	AbbVie, Inc.	235,097
200	Eli Lilly & Co.	210,398
951	Johnson & Johnson	236,257
419	United Therapeutics Corp. *	211,134
		892,886
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.42%
2,820	Eastman Chemical Co.	212,938

Plastics Products - 0.97%
837	Armstrong World Industries, Inc.	145,219

Printed Circuit Boards - 4.31%
3,000	Flex Ltd. (Singapore) *	189,060
1,200	Sanmina Corp.*	186,312
2,600	TTM Technologies, Inc.*	271,024
		646,396
Retail - Auto Dealers & Gasoline Stations - 1.46%
320	Caseys General Stores, Inc.	219,389

Retail - Catalog & Mail-Order Houses - 0.88%
627	Amazon.com, Inc. *	131,670

Retail - Department Stores - 1.06%
516	Burlington Stores, Inc. *	158,345

Retail - Eating Places - 0.92%
930	Brinker Intl., Inc. *	137,826

Retail - Lumber & Other Building Materials Dealers - 0.83%
326	Home Depot, Inc.	124,115

Retail - Variety Stores - 2.83%
192	Costco Wholesale Corp.	194,072
1,803	WalMart, Inc.	230,694
		424,766
Security Brokers, Dealers & Flotation Companies - 1.27%
993	Marketaxess Holdings, Inc.	190,656

Semiconductors & Related Devices - 7.42%
800	Advanced Micro Devices, Inc. *	$ 160,168
484	Broadcom, Inc.	154,662
1,008	NVIDIA Corp.	178,608
2,100	Qorvo, Inc. *	174,090
2,683	Semtech Corp. *	242,060
510	Sitime Corp. *	202,919
		1,112,507
Services - Business Services - 2.81%
232	MasterCard, Inc. Class A	119,993
1,337	RB Global, Inc.	134,984
521	Visa, Inc. Class A	166,793
		421,770
Services - Computer Programming, Data Processing - 4.54%
678	Alphabet, Inc. Class A	211,373
778	Alphabet, Inc. Class C	242,293
350	Meta Platforms, Inc. Class A	226,863
		680,529
Services - Equipment Rental & Leasing - 1.48%
3,415	Air Lease Corp.	221,429

Services - General Medical & Surgical Hospitals - 0.96%
600	Tenet Healthcare Corp. *	143,634

Services - Prepackaged Software - 2.70%
275	Microsoft Corp.	108,004
1,013	Palantir Technologies, Inc. Class A *	138,973
1,300	Twilio, Inc. Class A *	157,248
		404,225
Services - Video Tape Rental - 0.88%
1,370	Netflix, Inc. *	131,849

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.85%
761	Procter & Gamble Co.	127,239

Special Industry Machinery (No Metalworking Machinery) - 2.56%
1,195	JBT Marel Corp.	184,030
1,685	nVent Electric PLC. (United Kingdom)	199,437
		383,467
Steel Pipe & Tubes - 1.65%
1,510	ATI, Inc. *	247,021

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.41%
532	Carpenter Technology Corp.	211,773

Surgical & Medical Instruments & Apparatus - 1.28%
1,594	Glaukos Corp. *	191,918

Telephone & Telegraph Apparatus - 3.07%
732	Ciena Corp. *	255,248
375	Fabrinet (Cayman Islands) *	204,611
		459,859
Telephone Communications (No Radiotelephone) - 1.04%
22,000	Lumen Technologies, Inc. *	156,420

Transportation Services - 1.81%
1,286	XPO, Inc. *	270,664

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.46%
1,450	Primoris Services Corp.	$ 218,544

Wholesale - Groceries & Related Products - 1.18%
1,835	US Foods Holdings Corp. *	177,279

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.32%
5,960	LKQ Corp.	197,336

TOTAL FOR COMMON STOCKS (Cost $10,668,510) - 93.48%		14,013,919

REAL ESTATE INVESTMENT TRUST - 1.36%
5,013	CareTrust REIT, Inc.	203,628
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $135,986) - 1.36%		203,628

MONEY MARKET FUND - 3.98%
597,417	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.54% ** (Cost $597,417) - 3.98%	597,417

TOTAL INVESTMENTS (Cost $11,401,913) - 99.94%		14,814,964

OTHER ASSETS LESS LIABILITIES, NET - 1.18%		176,802

NET ASSETS - 100.00%		$ 14,991,766

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2026.
The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
February 28, 2026 (Unaudited)

	Balanced	Income	Stock	Dividend	Focus	Multi Cap
Assets:	Fund	Fund	Fund	Growth Fund	Fund	Fund
Investments in Securities, at Fair Value (Cost $31,652,884,	$ 59,441,384	$ 34,463,571	$ 24,888,815	$ 30,546,457	$ 3,882,200	$ 14,814,964
$34,286,060, $12,346,222, $20,951,048, $3,403,252, and
$11,401,913, respectively)
Cash	2,500	-	-	-	-	-
Receivables:
Shareholder Subscriptions	216,070	104,863	1,432	207,680	67	162,604
Interest	118,935	375,695	929	3,361	468	1,325
Dividend	79,534	3,375	29,952	96,434	3,281	6,000
Due from Advisor	-	-	-	-	2,014	-
Prepaid Expenses	15,586	20,650	17,874	13,837	8,488	17,470
Total Assets	59,874,009	34,968,154	24,939,002	30,867,769	3,896,518	15,002,363
Liabilities:
Payables:
Shareholder Redemptions	22,819	-	-	2,300	-	-
Due to Advisor	41,742	15,086	14,473	14,265	-	5,212
Due to Compliance Officer	656	18	45	232	43	-
Due to Trustees	2,038	821	1,671	1,124	286	213
Due to Transfer Agent	3,868	2,877	2,879	3,211	2,707	1,932
Accrued Expenses	5,530	4,402	3,887	3,635	3,872	3,240
Total Liabilities	76,653	23,204	22,955	24,767	6,908	10,597
Net Assets	$ 59,797,356	$ 34,944,950	$ 24,916,047	$ 30,843,002	$ 3,889,610	$ 14,991,766

Net Assets Consist of:
Paid In Capital	$ 30,576,787	$ 35,169,776	$ 11,859,933	$ 20,319,025	$ 2,681,238	$ 11,208,089
Distributable Earnings (Deficit)	29,220,569	(224,826)	13,056,114	10,523,977	1,208,372	3,783,677
Net Assets (unlimited shares authorized; 2,879,115, 1,895,481,
352,167, 957,137, 161,109, and 898,357 shares outstanding, respectively)	$ 59,797,356	$ 34,944,950	$ 24,916,047	$ 30,843,002	$ 3,889,610	$ 14,991,766
Net Asset Value and Offering Price Per Share	$ 20.77	$ 18.44	$ 70.75	$ 32.22	$ 24.14	$ 16.69

Redemption Price Per Share ($20.77 x 0.99),
($18.44 x 0.99), ($70.75 x 0.99), ($32.22 x 0.99), ($24.14 x 0.99), &
($16.69 x 0.99), respectively *	$ 20.56	$ 18.25	$ 70.04	$ 31.90	$ 23.90	$ 16.53

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.
The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

Investment Income:	Balanced Fund		Income Fund		Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $0, $0, $0, $2,461, $0, and $225, respectively)	$ 374,814		$ 36,420		$ 173,069	$ 489,303	$ 67,965	$ 56,599
Interest	326,223		686,749		3,608	28,000	3,738	7,506
Total Investment Income	701,037		723,169		176,677	517,303	71,703	64,105

Expenses:
Advisory Fees (a)	141,696		85,405		61,847	70,182	23,613	32,813
Administrative (a)	126,454		85,405		61,847	70,182	23,613	32,813
Transfer Agent	25,911		20,528		18,195	20,402	15,080	14,556
Registration	12,171		12,446		10,941	12,652	5,491	7,626
Legal	10,089		4,623		4,454	4,827	2,311	1,941
Audit	4,615		5,059		5,059	5,059	5,059	5,058
Compliance Officer Fees	2,360		1,022		787	1,068	428	375
Custody	4,073		2,515		2,028	2,076	1,625	1,855
Trustee	3,390		2,269		2,113	1,838	733	721
Miscellaneous	11,992	(b)	13,859	(b)	2,559	3,321	2,113	2,287
Insurance	1,774		1,278		850	1,016	336	298
Printing and Mailing	2,014		1,610		710	1,210	541	681
Total Expenses	346,539		236,019		171,390	193,833	80,943	101,024
Fees Waived and/or Reimbursed by the Advisor (a)	(6,468)		(72,041)		(29,143)	(56,276)	(34,662)	(38,679)
Net Expenses	340,071		163,978		142,247	137,557	46,281	62,345

Net Investment Income	360,966		559,191		34,430	379,746	25,422	1,760

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,337,429		7,624		487,106	1,436,247	730,852	495,280
Net Change in Unrealized Appreciation (Depreciation) on Derivatives	(30,859)		(29,681)		-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,340,081		323,953		1,104,206	2,175,217	(464,199)	1,465,835
Net Realized and Unrealized Gain on Investments	6,646,651		301,896		1,591,312	3,611,464	266,653	1,961,115

Net Increase in Net Assets Resulting from Operations	$ 7,007,617		$ 861,087		$ 1,625,742	$ 3,991,210	$ 292,075	$ 1,962,875

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Miscellaneous Expenses include Bond Pricing Services of $3,240 and $6,892, respectively.
The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 360,966	$ 739,668
Net Realized Gain on Investments	1,337,429	1,014,409
Net Change in Unrealized Appreciation on Derivatives & Investments	5,309,222	2,800,848
Net Increase in Net Assets Resulting from Operations	7,007,617	4,554,925

Distributions to Shareholders:
Distributions	(1,383,503)	(2,166,511)
Total Distributions	(1,383,503)	(2,166,511)

Capital Share Transactions:
Proceeds from Sale of Shares	2,993,997	5,785,744
Shares Issued on Reinvestment of Dividends	1,148,772	1,781,541
Early Redemption Fees (Note 2)	1,010	1,144
Cost of Shares Redeemed	(5,621,633)	(5,030,477)
Net Increase (Decrease) from Capital Share Transactions	(1,477,854)	2,537,952

Net Assets:
Net Increase in Net Assets	4,146,260	4,926,366
Beginning of Period/Year	55,651,096	50,724,730
End of Period/Year	$ 59,797,356	$ 55,651,096

Share Transactions:
Shares Sold	150,813	322,188
Shares Issued on Reinvestment of Dividends	58,578	101,084
Shares Redeemed	(286,314)	(281,024)
Net Increase (Decrease) in Shares	(76,923)	142,248
Outstanding at Beginning of Period/Year	2,956,038	2,813,790
Outstanding at End of Period/Year	2,879,115	2,956,038

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 559,191	$ 972,485
Net Realized Gain (Loss) on Investments	7,624	(5,271)
Net Change in Unrealized Appreciation on Derivatives & Investments	294,272	236,102
Net Increase in Net Assets Resulting from Operations	861,087	1,203,316

Distributions to Shareholders:
Distributions	(557,038)	(964,454)
Total Distributions	(557,038)	(964,454)

Capital Share Transactions:
Proceeds from Sale of Shares	7,260,547	12,392,806
Shares Issued on Reinvestment of Dividends	389,149	647,534
Early Redemption Fees (Note 2)	756	711
Cost of Shares Redeemed	(3,536,182)	(2,379,155)
Net Increase from Capital Share Transactions	4,114,270	10,661,896

Net Assets:
Net Increase in Net Assets	4,418,319	10,900,758
Beginning of Period/Year	30,526,631	19,625,873
End of Period/Year	$ 34,944,950	$ 30,526,631

Share Transactions:
Shares Sold	395,188	683,888
Shares Issued on Reinvestment of Dividends	21,219	35,729
Shares Redeemed	(192,858)	(131,131)
Net Increase in Shares	223,549	588,486
Outstanding at Beginning of Period/Year	1,671,932	1,083,446
Outstanding at End of Period/Year	1,895,481	1,671,932

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 34,430	$ 53,323
Net Realized Gain on Investments	487,106	3,014,593
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,104,206	(1,403,584)
Net Increase in Net Assets Resulting from Operations	1,625,742	1,664,332

Distributions to Shareholders:
Distributions	(2,912,124)	(1,871,413)
Total Distributions	(2,912,124)	(1,871,413)

Capital Share Transactions:
Proceeds from Sale of Shares	828,564	1,573,423
Shares Issued on Reinvestment of Dividends	2,462,570	1,543,107
Early Redemption Fees (Note 2)	154	331
Cost of Shares Redeemed	(2,223,775)	(3,002,030)
Net Increase from Capital Share Transactions	1,067,513	114,831

Net Assets:
Net Decrease in Net Assets	(218,869)	(92,250)
Beginning of Period/Year	25,134,916	25,227,166
End of Period/Year	$ 24,916,047	$ 25,134,916

Share Transactions:
Shares Sold	11,475	21,643
Shares Issued on Reinvestment of Dividends	35,438	22,776
Shares Redeemed	(29,728)	(42,923)
Net Increase in Shares	17,185	1,496
Outstanding at Beginning of Period/Year	334,982	333,486
Outstanding at End of Period/Year	352,167	334,982

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 379,746	$ 732,220
Net Realized Gain on Investments	1,436,247	241,227
Net Change in Unrealized Appreciation on Investments	2,175,217	1,171,027
Net Increase in Net Assets Resulting from Operations	3,991,210	2,144,474

Distributions to Shareholders:
Distributions	(389,525)	(731,306)
Total Distributions	(389,525)	(731,306)

Capital Share Transactions:
Proceeds from Sale of Shares	2,207,858	3,702,249
Shares Issued on Reinvestment of Dividends	337,462	590,387
Early Redemption Fees (Note 2)	379	371
Cost of Shares Redeemed	(2,688,020)	(1,841,026)
Net Increase (Decrease) from Capital Share Transactions	(142,321)	2,451,981

Net Assets:
Net Increase in Net Assets	3,459,364	3,865,149
Beginning of Period/Year	27,383,638	23,518,489
End of Period/Year	$ 30,843,002	$ 27,383,638

Share Transactions:
Shares Sold	73,932	136,418
Shares Issued on Reinvestment of Dividends	11,219	21,539
Shares Redeemed	(90,880)	(67,444)
Net Increase (Decrease) in Shares	(5,729)	90,513
Outstanding at Beginning of Period/Year	962,866	872,353
Outstanding at End of Period/Year	957,137	962,866

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 25,422	$ 128,381
Net Realized Gain on Investments	730,852	175,180
Net Change in Unrealized Depreciation on Investments	(464,199)	(492,595)
Net Increase (Decrease) in Net Assets Resulting from Operations	292,075	(189,034)

Distributions to Shareholders:
Distributions	(269,080)	(1,108,823)
Total Distributions	(269,080)	(1,108,823)

Capital Share Transactions:
Proceeds from Sale of Shares	420,047	1,472,251
Shares Issued on Reinvestment of Dividends	192,655	760,583
Early Redemption Fees (Note 2)	506	140
Cost of Shares Redeemed	(7,573,186)	(1,263,395)
Net Increase (Decrease) from Capital Share Transactions	(6,959,978)	969,579

Net Assets:
Net Decrease in Net Assets	(6,936,983)	(328,278)
Beginning of Period/Year	10,826,593	11,154,871
End of Period/Year	$ 3,889,610	$ 10,826,593

Share Transactions:
Shares Sold	17,610	59,627
Shares Issued on Reinvestment of Dividends	8,236	32,228
Shares Redeemed	(316,766)	(51,367)
Net Increase (Decrease) in Shares	(290,920)	40,488
Outstanding at Beginning of Period/Year	452,029	411,541
Outstanding at End of Period/Year	161,109	452,029

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 1,760	$ 23,588
Net Realized Gain on Investments	495,280	764,370
Net Change in Unrealized Appreciation on Investments	1,465,835	245,944
Net Increase in Net Assets Resulting from Operations	1,962,875	1,033,902

Distributions to Shareholders:
Distributions	(899,067)	(301,026)
Total Distributions	(899,067)	(301,026)

Capital Share Transactions:
Proceeds from Sale of Shares	2,702,564	3,733,020
Shares Issued on Reinvestment of Dividends	864,133	282,216
Early Redemption Fees (Note 2)	540	324
Cost of Shares Redeemed	(1,667,522)	(545,818)
Net Increase from Capital Share Transactions	1,899,715	3,469,742

Net Assets:
Net Increase in Net Assets	2,963,523	4,202,618
Beginning of Period/Year	12,028,243	7,825,625
End of Period/Year	$ 14,991,766	$ 12,028,243

Share Transactions:
Shares Sold	168,555	258,200
Shares Issued on Reinvestment of Dividends	56,628	19,490
Shares Redeemed	(105,551)	(38,022)
Net Increase in Shares	119,632	239,668
Outstanding at Beginning of Period/Year	778,725	539,057
Outstanding at End of Period/Year	898,357	778,725

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024		8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 18.83		$ 18.03	$ 15.75		$ 14.98	$ 16.54	$ 13.96

Income (Loss) From Investment Operations:
Net Investment Income *	0.12		0.25	0.22		0.19	0.17	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	2.30		1.31	2.28		1.07	(1.42)	2.59
Total from Investment Operations	2.42		1.56	2.50		1.26	(1.25)	2.75

Distributions:
Net Investment Income	(0.13)		(0.25)	(0.22)		(0.19)	(0.15)	(0.17)
Realized Gains	(0.35)		(0.51)	-	**	(0.30)	(0.16)	-
Total from Distributions	(0.48)		(0.76)	(0.22)		(0.49)	(0.31)	(0.17)

Proceeds from Redemption Fees **	-		-	-		-	-	-

Net Asset Value, at End of Period/Year	$ 20.77		$ 18.83	$ 18.03		$ 15.75	$ 14.98	$ 16.54

Total Return ***	13.03%	(b)	8.96%	16.03%		8.72%	(7.70)%	19.82%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 59,797		$ 55,651	$ 50,725		$ 45,451	$ 44,215	$ 51,011
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.22%	(a)	1.26%	1.30%		1.31%	1.30%	1.27%
Ratio of Net Investment Income to Average Net Assets	1.25%	(a)	1.36%	1.21%		1.15%	0.94%	0.98%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	(a)	1.20%	1.20%		1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.27%	(a)	1.42%	1.31%		1.26%	1.04%	1.05%
Portfolio Turnover	4.81%	(b)	17.55%	11.69%		1.79%	6.35%	17.23%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 18.26		$ 18.11	$ 17.57	$ 17.99	$ 19.76	$ 19.51

Income (Loss) From Investment Operations:
Net Investment Income *	0.30		0.69	0.70	0.62	0.47	0.51
Net Gain (Loss) on Securities (Realized and Unrealized)	0.17		0.13	0.55	(0.45)	(1.77)	0.26
Total from Investment Operations	0.47		0.82	1.25	0.17	(1.30)	0.77

Distributions:
Net Investment Income	(0.29)		(0.67)	(0.71)	(0.59)	(0.47)	(0.52)
Total from Distributions	(0.29)		(0.67)	(0.71)	(0.59)	(0.47)	(0.52)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 18.44		$ 18.26	$ 18.11	$ 17.57	$ 17.99	$ 19.76

Total Return ***	2.61%	(b)	4.62%	7.25%	0.99%	(6.66)%	3.97%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 34,945		$ 30,527	$ 19,626	$ 17,074	$ 9,431	$ 11,309
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.38%	(a)	1.43%	1.56%	1.66%	1.83%	1.73%
Ratio of Net Investment Income to Average Net Assets	2.85%	(a)	3.32%	3.32%	2.81%	1.60%	1.84%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%	(a)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.27%	(a)	3.79%	3.92%	3.52%	2.47%	2.61%
Portfolio Turnover	15.09%	(b)	25.61%	23.30%	16.24%	14.52%	29.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 75.03		$ 75.65	$ 64.44	$ 57.11	$ 71.62	$ 54.69

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.10		0.16	0.08	0.08	(0.09)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.81		4.76	15.46	8.89	(11.58)	17.09
Total from Investment Operations	4.91		4.92	15.54	8.97	(11.67)	16.94

Distributions:
Net Investment Income	(0.14)		(0.13)	(0.04)	(0.05)	-	(0.01)
Realized Gains	(9.05)		(5.41)	(4.29)	(1.59)	(2.84)	-
Total from Distributions	(9.19)		(5.54)	(4.33)	(1.64)	(2.84)	(0.01)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 70.75		$ 75.03	$ 75.65	$ 64.44	$ 57.11	$ 71.62

Total Return ***	6.76%	(c)	7.30%	25.24%	16.17%	(17.09)%	30.97%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 24,916		$ 25,135	$ 25,227	$ 20,893	$ 22,117	$ 27,990
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.39%	(b)	1.38%	1.39%	1.44%	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(b)	0.04%	(0.04)%	(0.07)%	(0.29)%	(0.40)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (a)	1.15%	(b)	1.20%	1.23%	1.23%	1.23%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	(b)	0.22%	0.12%	0.14%	(0.14)%	(0.24)%
Portfolio Turnover	5.72%	(c)	29.91%	8.56%	6.58%	8.04%	14.90%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) As of May 1, 2025, the expense reimbursement was reduced from 1.23% to 1.15% of the average daily net assets.
(b) Annualized.
(c) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 28.44		$ 26.96	$ 23.28	$ 24.13	$ 24.02	$ 18.99

Income (Loss) From Investment Operations:
Net Investment Income *	0.40		0.79	0.73	0.75	0.58	0.53
Net Gain (Loss) on Securities (Realized and Unrealized)	3.79		1.48	3.69	(0.89)	0.03	5.02
Total from Investment Operations	4.19		2.27	4.42	(0.14)	0.61	5.55

Distributions:
Net Investment Income	(0.41)		(0.79)	(0.74)	(0.71)	(0.50)	(0.52)
Total from Distributions	(0.41)		(0.79)	(0.74)	(0.71)	(0.50)	(0.52)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 32.22		$ 28.44	$ 26.96	$ 23.28	$ 24.13	$ 24.02

Total Return ***	14.85%	(b)	8.57%	19.39%	(0.59)%	2.51%	29.56%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 30,843		$ 27,384	$ 23,518	$ 19,361	$ 24,545	$ 23,596
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.38%	(a)	1.38%	1.42%	1.43%	1.38%	1.44%
Ratio of Net Investment Income to Average Net Assets	2.30%	(a)	2.51%	2.59%	2.71%	1.94%	2.02%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%	(a)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.70%	(a)	2.91%	3.03%	3.15%	2.34%	2.47%
Portfolio Turnover	8.12%	(b)	13.85%	14.03%	10.37%	18.05%	25.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 23.95		$ 27.11	$ 21.81	$ 21.51	$ 25.41	$ 20.67

Income (Loss) From Investment Operations:
Net Investment Income *	0.06		0.29	0.37	0.44	0.34	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	0.74		(0.78)	5.13	1.23	(1.82)	4.69
Total from Investment Operations	0.80		(0.49)	5.50	1.67	(1.48)	4.84

Distributions:
Net Investment Income	(0.21)		(0.38)	(0.20)	(0.40)	(0.29)	(0.10)
Realized Gains	(0.40)		(2.29)	-	(0.97)	(2.13)	-
Total from Distributions	(0.61)		(2.67)	(0.20)	(1.37)	(2.42)	(0.10)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 24.14		$ 23.95	$ 27.11	$ 21.81	$ 21.51	$ 25.41

Total Return ***	3.42%	(b)	(1.67)%	25.42%	8.25%	(6.67)%	23.46%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,890		$ 10,827	$ 11,155	$ 9,028	$ 3,438	$ 3,691
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.72%	(a)	1.60%	1.66%	1.77%	2.61%	3.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.20)%	(a)	0.58%	0.89%	1.24%	(0.17)%	(1.51)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%	(a)	0.98%	0.98%	0.98%	0.98%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.54%	(a)	1.20%	1.56%	2.03%	1.45%	0.64%
Portfolio Turnover	82.80%	(b)	111.01%	89.11%	69.27%	64.39%	120.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022		8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 15.45		$ 14.52	$ 11.42	$ 10.97	$ 13.50		$ 10.32

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.00		0.04	0.03	0.05	(0.02)		(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.32		1.41	3.10	1.13	(2.29)		3.23
Total from Investment Operations	2.32		1.45	3.13	1.18	(2.31)		3.20

Distributions:
Net Investment Income	(0.03)		(0.03)	(0.03)	(0.04)	-	**	(0.02)
Realized Gains	(1.05)		(0.49)	-	(0.69)	(0.22)		-
Total from Distributions	(1.08)		(0.52)	(0.03)	(0.73)	(0.22)		(0.02)

Proceeds from Redemption Fees **	-		-	-	-	-		-

Net Asset Value, at End of Period/Year	$ 16.69		$ 15.45	$ 14.52	$ 11.42	$ 10.97		$ 13.50

Total Return ***	15.66%	(b)	10.25%	27.46%	11.75%	(17.42)%		31.07%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,992		$ 12,028	$ 7,826	$ 5,743	$ 4,262		$ 4,856
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.54%	(a)	1.66%	1.78%	1.88%	1.98%		2.39%
Ratio of Net Investment Loss to Average Net Assets	(0.56)%	(a)	(0.47)%	(0.58)%	(0.46)%	(1.16)%		(1.70)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%	(a)	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	(a)	0.25%	0.25%	0.47%	(0.13)%		(0.26)%
Portfolio Turnover	48.80%	(b)	48.17%	57.42%	52.08%	62.50%		39.02%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

Archer Funds

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of seven funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund), each a diversified fund, (collectively referred to as the “Funds”), along with an additional fund, the Archer Growth ETF, which is reported in a separate filing.

The Balanced Fund commenced operations on September 27, 2005. The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”). See Note 5 for additional information regarding the Advisor.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2026, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee. The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 28, 2026, the Balanced Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $1,010, $756, $154, $379, $506, and $540 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Neither the Balanced or Income Funds engaged in options activity during the fiscal six months ended February 28, 2026.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3. SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations. U.S. government agencies & obligations are normally valued using market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2026:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 42,408,805	$ -	$ -	$ 42,408,805
Corporate Bonds *	-	7,845,310	-	7,845,310
Municipal Bonds	-	1,868,776	-	1,868,776
Real Estate Investment Trusts	2,117,825	-	-	2,117,825
Preferred Securities *	276,910	264,260	-	541,170
Structured Notes *	-	840,198	-	840,198
U.S. Government Agencies & Obligations	-	755,625	-	755,625
Money Market Fund	3,063,675	-	-	3,063,675
	$ 47,867,215	$11,574,169	$ -	$ 59,441,384

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2026:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 20,517,270	$ -	$ 20,517,270
Exchange Traded Funds	817,860	-	-	817,860
Municipal Bonds	-	4,613,168	-	4,613,168
Preferred Securities *	171,400	493,433	-	664,833
Structured Notes *	-	1,252,012	-	1,252,012
U.S. Government Agencies & Obligations	-	2,266,367	-	2,266,367
Money Market Fund	4,332,061	-	-	4,332,061
	$ 5,321,321	$ 29,142,250	$ -	$34,463,571

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2026:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 24,306,667	$ -	$ -	$ 24,306,667
Real Estate Investment Trust	353,023	-	-	353,023
Money Market Fund	229,125	-	-	229,125
	$ 24,888,815	$ -	$ -	$ 24,888,815

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2026:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 26,237,857	$ -	$ -	$ 26,237,857
Real Estate Investment Trusts	2,993,355	-	-	2,993,355
Money Market Fund	1,315,245	-	-	1,315,245
	$ 30,546,457	$ -	$ -	$ 30,546,457

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 28, 2026:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 3,775,789	$ -	$ -	$ 3,775,789
Money Market Fund	106,411	-	-	106,411
	$ 3,882,200	$ -	$ -	$ 3,882,200

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 28, 2026:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 14,013,919	$ -	$ -	$ 14,013,919
Real Estate Investment Trust	203,628	-	-	203,628
Money Market Fund	597,417	-	-	597,417
	$ 14,814,964	$ -	$ -	$ 14,814,964

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 28, 2026; therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 28, 2026, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2026.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund                                                          $ 840,198

Income Fund                                                           $ 1,252,012

Unrealized gains and losses on derivatives during the six months ended February 28, 2026, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Derivatives” as follows:

Balanced Fund $ (30,859) Income Fund $ (29,681)

There were no realized gains or losses on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain on Investments” for the six months ended February 28, 2026 for the Balanced and Income Funds, respectively.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor earned the following fees before the waivers and reimbursements described below:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Advisor Fees Incurred	$ 141,696	$ 85,405	$ 61,847	$ 70,182	$ 23,613	$ 32,813

At February 28, 2026, the following fees were due to the Advisor or due from the Advisor after Advisor waived fees and owed the fund for reimbursement of expenses:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Due to Advisor	$ 22,081	$ 1,804	$ 4,864	$ 2,679	$ -	$ -
Due from Advisor	$ -	$ -	$ -	$ -	$ 3,769	$ 329

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. As of and for the six months ended February 28, 2026, Administrative fees earned and payable to the Advisor were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Administrative Fees Incurred	$ 126,454	$ 85,405	$ 61,847	$ 70,182	$ 23,613	$ 32,813
Administrative Fees Accrued	$ 19,661	$ 13,282	$ 9,609	$ 11,586	$ 1,755	$ 5,541

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor waived fees of $6,468.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $128,326.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 48,353	2026
$ 46,577	2027
$ 33,396	2028

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor waived fees of $72,041.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $314,765.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 90,296	2026
$103,936	2027
$120,533	2028

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.23% of the Stock Fund’s average daily net assets. Effective May 1, 2025, the expense cap was reduced to 1.15% of the Stock Fund’s average daily net assets until December 31, 2026. For the six months ended February 28, 2026, the Advisor waived fees of $29,143.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $123,340.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 43,793	2026
$ 35,533	2027
$ 44,014	2028

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor waived fees of $56,276.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $290,853.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 99,666	2026
$ 89,355	2027
$101,832	2028

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.98% of the Focus Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor waived fees of $34,662 and reimbursed the Focus Fund $12,753 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $180,699.

The amounts subject to repayment by the Focus Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 48,117	2026
$ 66,247	2027
$ 66,335	2028

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 28, 2026, the Advisor waived fees of $38,679 and reimbursed the Multi Cap Fund $20,466 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2028 totaled $170,991.

The amounts subject to repayment by the Multi Cap Fund, pursuant to the aforementioned conditions, at August 31, 2025 were as follows:

Subject to Repayment
Amount	by August 31,
$ 48,165	2026
$ 54,996	2027
$ 67,830	2028

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person. Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”). MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 28, 2026, MSS earned fees of $114,672 from the Trust. The Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2026, Mr. Pokersnik earned fees of $6,040 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person. There are certain shareholders of the Funds that also have a direct, regular discretionary investment accounts with the Adviser. As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management. These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the six months ended February 28, 2026, the Advisor earned fees from these shareholder accounts as follows:

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
$ 3,308	$ 50	$ 2,989	$ 191	$ 54	$ 38

NOTE 6. SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the respective Adviser is deemed to be the Chief Operating Decision Maker.

NOTE 7.  INVESTMENTS

For the six months ended February 28, 2026, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Purchases	$ 2,606,844	$ 10,964,010	$ 1,413,437	$ 2,331,153	$ 7,397,799	$ 6,755,394
Sales	$ 4,782,666	$ 4,142,504	$ 3,227,900	$ 2,183,783	$ 14,494,739	$ 6,240,505

For the six months ended February 28, 2026, long-term purchases and sales of U.S. government obligations were $0 and $0, respectively, for the Balanced Fund. For the six months ended February 28, 2026, long-term purchases and sales of U.S. government obligations were $1,492,676 and $0, respectively, for the Income Fund.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2026, the shareholders listed in the table below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund and may be deemed to control each of the respective Funds:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
First Clearing, LLC.	N/A	N/A	N/A	N/A	N/A	N/A
Wells Fargo Clearing Services, LLC.	35%	41%	38%	51%	78%	90%
NFS, LLC.	N/A	N/A	N/A	N/A	N/A	N/A

NOTE 9. TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of August 31, 2025, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation/(Depreciation)	$22,479,278	$ (116,761)	$11,438,387	$ 7,420,192	$ 943,147	$1,945,155
Undistributed Ordinary Income	109,265	8,031	37,437	144,503	67,050	82,478
Deferral of Post-October Losses	-	(5,140)	-	-	-	-
Undistributed long-term capital gains	1,007,912	-	2,866,672	-	175,180	692,236
Capital loss carryforward: +
Short term (no expiration)	-	(209,303)	-	(642,403)	-	-
Long term (no expiration)	-	(205,702)	-	-	-	-
Total Distributable Earnings/(Deficit)	$23,596,455	$(528,875)	$14,342,496	$ 6,922,292	$1,185,377	$2,719,869

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. Each Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years. The Funds will not make distributions from capital gains while a capital loss remains.

As of August 31, 2025 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund

Gross unrealized appreciation on investment securities	$ 22,814,051	$ 292,417	$ 11,691,156	$ 7,993,333	$1,097,519	$ 2,417,182
Gross unrealized depreciation on investment securities	(334,773)	(409,178)	(252,769)	(573,141)	(154,372)	(472,027)
Net unrealized appreciation/(depreciation)	$ 22,479,278	$ (116,761)	$ 11,438,387	$ 7,420,192	$ 943,147	$ 1,945,155

Tax cost of investments (including short-term investments) *	$ 32,975,507	$ 30,343,098	$ 13,673,969	$ 19,858,227	$ 9,884,600	$ 10,076,323

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Multi Cap Fund.

The Dividend Growth Fund utilized $241,227 of its short term capital loss carryforward during the year ended August 31, 2025.

The Funds paid the following distributions for the six months ended February 28, 2026, and year ended August 31, 2025, as applicable:

	Period Ended	$ Amount	Tax Character

Balanced Fund	2/28/2026	$ 375,588	Ordinary Income
Balanced Fund	2/28/2026	$ 1,007,915	Long Term Capital Gain

Income Fund	2/28/2026	$ 557,038	Ordinary Income

Stock Fund	2/28/2026	$ 45,362	Ordinary Income
Stock Fund	2/28/2026	$ 2,866,762	Long Term Capital Gain

Dividend Growth Fund	2/28/2026	$ 389,525	Ordinary Income

Focus Fund	2/28/2026	$ 93,900	Ordinary Income
Focus Fund	2/28/2026	$ 175,180	Long Term Capital Gain

Multi Cap Fund	2/28/2026	$ 203,219	Ordinary Income
Multi Cap Fund	2/28/2026	$ 695,848	Long Term Capital Gain

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2025	$ 725,445	Ordinary Income
Balanced Fund	8/31/2025	$ 1,441,066	Long Term Capital Gain

Income Fund	8/31/2025	$ 964,454	Ordinary Income

Stock Fund	8/31/2025	$ 190,947	Ordinary Income
Stock Fund	8/31/2025	$ 1,680,466	Long Term Capital Gain

Dividend Growth Fund	8/31/2025	$ 731,306	Ordinary Income

Focus Fund	8/31/2025	$ 598,419	Ordinary Income
Focus Fund	8/31/2025	$ 510,404	Long Term Capital Gain

Multi Cap Fund	8/31/2025	$ 147,696	Ordinary Income
Multi Cap Fund	8/31/2025	$ 153,330	Long Term Capital Gain

NOTE 10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 11. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on each Fund and its investments and could result in increased premiums or discounts to each Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

NOTE 13. SUBSEQUENT EVENTS

On March 30, 2026, the following Funds declared distributions from ordinary income to shareholders of record as of March 30, 2026:

                                                Ordinary Income         Per Share Amount

Balanced Fund                              $173,481                             $0.06

Income Fund                                  $103,991                             $0.05

Dividend Growth Fund               $ 70,305                             $0.07

Focus Fund                                     $   3,850                             $0.02

Stock Fund                                      $  25,003                            $0.07

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no other subsequent events requiring disclosure in the financial statements for the Funds.

Archer Funds

Additional Information

February 28, 2026 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Not Applicable.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date: May 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date: May 4, 2026

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date: May 4, 2026

* Print the name and title of each signing officer under his or her signature.